Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss - Summary of Income of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 16,678	R$ 6,553	R$ 26,230
Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	9,716	(9,393)	(70)
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	(483)	(118)	(64)
Securities [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	7,439	16,035	26,388
Other financial assets at fair value through profit or loss [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	838
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	(843)	(9)
Financial Liability designated at fair value [Member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 11	R$ 38	R$ (24)